Financial instruments and risk management - Summary of borrowings in a hedge relationship (Details) £ in Millions, $ in Millions		12 Months Ended
	Oct. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Nominal amount		$ 1,377	$ 1,522
Borrowings		13,531	13,831
Buy-back of bonds		$ 1,200
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		2.875%		2.875%
Borrowings		$ 497	555
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.75%	3.75%		3.75%
Borrowings		$ 0	1,299
Buy-back of bonds	$ 1,200
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.125%		7.125%
Borrowings		$ 934	1,005
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.25%		7.25%
Borrowings		$ 105	109
Alcan Inc. Debentures 7.25% due 2028 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount			$ 1,500
Borrowings term			5 years
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.00%		4.00%
Borrowings		$ 682	$ 717
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount		$ 807		£ 500
Weighted average interest rate after swaps		161.32%		161.32%
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.25%		7.25%
Borrowings		$ 420	438
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		6.125%		6.125%
Borrowings		$ 722	744
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		5.75%		5.75%
Borrowings		$ 283	292
Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.75%		4.75%
Borrowings		$ 495	501
Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.125%		4.125%
Borrowings		$ 735	743
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.75%	2.75%		2.75%
Borrowings	$ 1,250	$ 1,225	0
Borrowings in a hedge relationship | Rio Tinto Finance plc Euro Bonds 2.875% due 2024 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		2.875%		2.875%
Nominal amount		$ 546	546
Weighted average interest rate after swaps		1.64%		1.64%
Carrying value		$ 497	555
Borrowings in a hedge relationship | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		3.75%		3.75%
Nominal amount		$ 0	1,200
Weighted average interest rate after swaps		1.39%		1.39%
Carrying value		$ 0	1,299
Borrowings in a hedge relationship | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.125%		7.125%
Nominal amount		$ 750	750
Weighted average interest rate after swaps		3.27%		3.27%
Carrying value		$ 934	1,005
Borrowings in a hedge relationship | Alcan Inc. Debentures 7.25% due 2028 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.25%		7.25%
Nominal amount		$ 100	100
Weighted average interest rate after swaps		5.43%		5.43%
Carrying value		$ 105	109
Borrowings in a hedge relationship | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.00%		4.00%
Nominal amount		$ 807	807
Weighted average interest rate after swaps		2.65%		2.65%
Carrying value		$ 682	717
Borrowings in a hedge relationship | Alcan Inc. Debentures 7.25% due 2031 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.25%		7.25%
Nominal amount		$ 400	400
Weighted average interest rate after swaps		5.72%		5.72%
Carrying value		$ 420	438
Borrowings in a hedge relationship | Alcan Inc. Global Notes 6.125% due 2033 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		6.125%		6.125%
Nominal amount		$ 750	750
Weighted average interest rate after swaps		5.67%		5.67%
Carrying value		$ 722	744
Borrowings in a hedge relationship | Alcan Inc. Global Notes 5.75% due 2035 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		5.75%		5.75%
Nominal amount		$ 300	300
Weighted average interest rate after swaps		5.18%		5.18%
Carrying value		$ 283	292
Borrowings in a hedge relationship | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		5.20%		5.20%
Nominal amount		$ 1,150	1,150
Weighted average interest rate after swaps		3.79%		3.79%
Carrying value		$ 1,156	1,173
Borrowings in a hedge relationship | Rio Tinto Finance (USA) plc Bonds 4.75% 2042 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.75%		4.75%
Nominal amount		$ 500	500
Weighted average interest rate after swaps		3.42%		3.42%
Carrying value		$ 495	501
Borrowings in a hedge relationship | Rio Tinto Finance (USA) plc Bonds 4.125% 2042 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.125%		4.125%
Nominal amount		$ 750	750
Weighted average interest rate after swaps		2.83%		2.83%
Carrying value		$ 735	743
Borrowings in a hedge relationship | Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		2.75%		2.75%
Nominal amount		$ 1,250	0
Weighted average interest rate after swaps		1.57%		1.57%
Carrying value		$ 1,225	$ 0
Fixed interest rate | Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Disclosure of detailed information about financial instruments [line items]
Borrowings term	30 years
LIBOR | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis		1.00%		1.00%